Equity-Accounted Investees - Equity accounted investees with similar activity to that of the Group - Ownership and Carrying Amount (Details) - EUR (€) € in Thousands			12 Months Ended
	Jan. 12, 2017	May 11, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ifrs Schedule Of Equity Method Investments [Line Items]
Carrying value			€ 114,473	€ 226,905	€ 219,009
Accounted investees with similar activity to that of the Group
Ifrs Schedule Of Equity Method Investments [Line Items]
Carrying value			€ 60,290	€ 147,289
Interstate Blood Bank, Inc
Ifrs Schedule Of Equity Method Investments [Line Items]
Ownership (as a percent)		49.19%		49.19%
Ownership interest in subsidiary (as a percent)			100.00%
Carrying value				€ 29,595	27,936
Bio Blood Components Inc.
Ifrs Schedule Of Equity Method Investments [Line Items]
Ownership (as a percent)		48.97%	0.00%	48.97%
Carrying value				€ 38,223	32,960
Plasma Biological Services, LLC.
Ifrs Schedule Of Equity Method Investments [Line Items]
Ownership (as a percent)		48.90%	0.00%	48.90%
Carrying value				€ 21,809	23,010
Access Biologicals LLC
Ifrs Schedule Of Equity Method Investments [Line Items]
Ownership (as a percent)	49.00%		49.00%	49.00%
Carrying value			€ 49,922	€ 47,742	€ 44,219
Plasmavita HealthCare
Ifrs Schedule Of Equity Method Investments [Line Items]
Ownership interest in joint venture (as a percent)			50.00%	50.00%
Carrying value			€ 10,368	€ 9,920